Employee benefits (Tables)	12 Months Ended
Mar. 31, 2018
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Summary of Amounts Recognized in Financial Statements

The following table sets out the amounts recognized in the financial statements for the severance indemnity plan.

	As at March 31,
	2018		2018		2017
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	53.4	Rs.	3,482.6	Rs.	3,339.2
Service cost		6.9		452.6		486.2
Interest cost		1.2		79.0		63.4
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in financial assumptions		—		(1.4)		(156.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		2.3		147.0		(195.3)
Benefits paid from plan assets		(1.1)		(70.8)		(42.6)
Benefits paid directly by employer		(0.5)		(34.9)		(13.5)
Foreign currency translation		3.1		202.2		1.7

Defined benefit obligation, end of the year	US$	65.3	Rs.	4,256.3	Rs.	3,482.6

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	49.8		3,245.3		2,617.6
Interest income		1.3		81.5		55.8
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.8)		(51.3)		(25.4)
Employer’s contributions		10.1		656.4		642.2
Benefits paid		(1.1)		(70.8)		(42.6)
Foreign currency translation		3.0		192.5		(2.3)

Fair value of plan assets, end of the year	US$	62.3	Rs.	4,053.6	Rs.	3,245.3

	As at March 31,
	2018		2018		2017
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	65.3	Rs.	4,256.3	Rs.	3,482.6
Fair value of plan assets		62.3		4,053.6		3,245.3

Net liability	US$	(3.0)	Rs.	(202.7)	Rs.	(237.3)

Amounts in the balance sheet:
Non- current liabilities	US$	(3.0)	Rs.	(202.7)	Rs.	(237.3)

Summary of Amount Recognized in Other Comprehensive Income

Total amount recognized in other comprehensive income for severance indemnity consists of:

	As at March 31,
	2018		2018		2017		2016
			(In millions)
Remeasurements (gains) / losses	US$	(9.4)	Rs.	(611.1)	Rs.	(808.0)	Rs.	(481.6)

	US$	(9.4)	Rs.	(611.1)	Rs.	(808.0)	Rs.	(481.6)

Summary of Net Periodic Cost

Net severance indemnity cost consist of the following components:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Service cost	US$	6.9	Rs.	452.6	Rs.	486.2	Rs.	555.3
Net interest cost		(0.1)		(2.5)		7.6		23.7

Net periodic pension cost	US$	6.8	Rs.	450.1	Rs.	493.8	Rs.	579.0

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income

Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.8	Rs.	51.3	Rs.	25.4	Rs.	19.3
Actuarial (gains) / losses arising from changes in financial assumptions		—		(1.4)		(156.5)		(653.2)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		2.3		147.0		(195.3)		(40.9)
Actuarial (gains) / losses arising from changes in demographic assumptions		—		—		—		33.1

Total recognized in other comprehensive income	US$	3.1	Rs.	196.9	Rs.	(326.4)	Rs.	(641.7)

Total recognized in income statement and statement of other comprehensive income	US$	9.9	Rs.	647.0	Rs.	167.4	Rs.	(62.7)

Summary of Assumptions Used

The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2018	2017	2016
Discount rate	2.8%	2.3%	1.9%
Rate of increase in compensation level of covered employees	3.5%	3.0%	3.0%

Summary of Fair Value of Plan Assets by Category	Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2018	2017
Deposit with banks	100%	100%

Summary of Sensitivity Analysis

The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost
and interest cost
Discount rate	Increase by 1% Decrease by 1%	Decrease by Rs. 414.9 millions Increase by Rs. 484.3 millions	Decrease by Rs. 113.2 millions Increase by Rs. 124.3 millions
Salary escalation rate	Increase by 1% Decrease by 1%	Increase by Rs. 475.9 millions Decrease by Rs. 416.0 millions	Increase by Rs. 132.6 millions Decrease by Rs. 114.6 millions

Pension and post retirement medical plans [member]
Summary of Amounts Recognized in Financial Statements

The following table sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2018		2018		2017		2018		2018		2017
	(In millions)
Change in defined benefit obligations :
Defined benefit obligation, beginning of the year	US$	150.5	Rs.	9,807.6	Rs.	9,238.6	US$	28.2	Rs.	1,838.6	Rs.	1,600.5
Current service cost		11.1		722.5		657.1		1.6		102.0		81.9
Interest cost		10.5		687.6		695.1		2.0		130.6		123.3
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		(2.5)		(160.3)		(9.6)		(1.7)		(114.0)		21.7
Actuarial (gains) / losses arising from changes in financial assumptions		3.5		228.8		160.1		(0.4)		(27.0)		218.2
Actuarial (gains) / losses arising from changes in experience adjustments		1.6		105.0		(65.0)		(4.4)		(289.6)		(104.6)
Benefits paid from plan assets		(17.9)		(1,168.5)		(778.9)		—		—		—
Benefits paid directly by employer		(0.9)		(59.8)		(89.8)		(1.5)		(100.1)		(102.4)
Past service cost—Plan amendments		1.3		85.0		—		—		—		—

Defined benefit obligation, end of the year	US$	157.2	Rs.	10,247.9	Rs.	9,807.6	US$	23.8	Rs.	1,540.5	Rs.	1,838.6

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	129.2	Rs.	8,417.8	Rs.	7,996.9	US$	—	Rs.	—	Rs.	—
Interest income		9.7		633.3		600.5		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest cost)		(0.4)		(26.9)		264.1		—		—		—
Employer’s contributions		18.5		1,204.7		335.2		—		—		—
Benefits paid		(17.9)		(1,168.5)		(778.9)		—		—		—

Fair value of plan assets, end of the year	US$	139.1	Rs.	9,060.4	Rs.	8,417.8	US$	—	Rs.	—	Rs.	—

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2018		2018		2017		2018		2018		2017
	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	157.2	Rs.	10,247.9	Rs.	9,807.6	US$	23.8	Rs.	1,540.5	Rs.	1,838.6
Fair value of plan assets		139.1		9,060.4		8,417.8		—		—		—

Net liability	US$	(18.1)	Rs.	(1,187.5)	Rs.	(1,389.8)	US$	(23.8)	Rs.	(1,540.5)	Rs.	(1,838.6)

Amounts in the balance sheet:
Non–current assets	US$	0.2	Rs.	15.7		65.5	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(16.3)		(1,069.8)		(1,455.3)		(22.0)		(1,420.1)		(1,838.6)
Liabilities for assets classified as held for sale		(2.0)		(133.4)		—		(1.8)		(120.4)

Net liability	US$	(18.1)	Rs.	(1,187.5)	Rs.	(1,389.8)	US$	(23.8)	Rs.	(1,540.5)	Rs.	(1,838.6)

Summary of Amount Recognized in Other Comprehensive Income

Total amount recognized in other comprehensive income consists of:

	As at March 31,
	Pension benefits								Post retirement medical benefits
	2018		2018		2017		2016		2018		2018		2017		2016
	(In millions)
Remeasurements (gains) /losses	US$	36.4	Rs.	2,372.5	Rs.	2,172.1	Rs.	2,350.7	US$	(0.8)	Rs.	(51.7)	Rs.	378.9	Rs.	243.6

	US$	36.4	Rs.	2,372.5	Rs.	2,172.1	Rs.	2,350.7	US$	(0.8)	Rs.	(51.7)	Rs.	378.9	Rs.	243.6

Summary of Information for Funded and Unfunded Plans

Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits
	2018		2018		2017
	(In millions)
Defined benefit obligation	US$	21.6	Rs.	1,410.8	Rs.	7,953.7
Fair value of plan assets	US$	19.4	Rs.	1,262.9	Rs.	7,575.5

Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits
	2018		2018		2017
	(In millions)
Defined benefit obligation	US$	119.4	Rs.	7,781.8	Rs.	776.9
Fair value of plan assets	US$	119.7	Rs.	7,797.5	Rs.	842.3

Information for unfunded plans:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2018		2018		2017		2018		2018		2017
	(In millions)
Defined benefit obligation	US$	16.2	Rs.	1,055.3	Rs.	1,077.0	US$	23.8	Rs.	1,540.5	Rs.	1,838.6

Summary of Net Periodic Cost

Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2018		2018		2017		2016		2018		2018		2017		2016
	(In millions)
Service cost	US$	11.1	Rs.	722.5	Rs.	657.1	Rs.	642.6	US$	1.6	Rs.	102.0	Rs.	81.9	Rs.	76.8
Past Service cost—Plan amendment		1.3		85.0		—		—		—		—		—		—
Net interest cost / (income)		0.8		54.3		94.6		68.6		2.0		130.6		123.3		121.8

Net periodic cost	US$	13.2	Rs.	861.8	Rs.	751.7	Rs.	711.2	US$	3.6	Rs.	232.6	Rs.	205.2	Rs.	198.6

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income

Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2018		2018		2017		2016		2018		2018		2017		2016
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.4	Rs.	26.9	Rs.	(264.1)	Rs.	(203.4)	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		(2.5)		(160.3)		(9.6)		14.6		(1.7)		(114.0)		21.7		—
Actuarial (gains) / losses arising from changes in financial assumptions		3.5		228.8		160.1		38.7		(0.4)		(27.0)		218.2		78.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		1.6		105.0		(65.0)		61.7		(4.4)		(289.6)		(104.6)		(165.3)

Total recognized in other comprehensive income	US$	3.0	Rs.	200.4	Rs.	(178.6)	Rs.	(88.4)	US$	(6.5)	Rs.	(430.6)	Rs.	135.3	Rs.	(86.9)

Total recognized in income statement and statement of other comprehensive income	US$	16.2	Rs.	1,062.2	Rs.	573.1	Rs.	622.8	US$	(2.9)	Rs.	(198.0)	Rs.	340.5	Rs.	111.7

Summary of Assumptions Used

The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits			Post retirement medical benefits
	2018	2017	2016	2018	2017	2016
Discount rate	7.50% - 8.00%	6.75% - 7.50%	6.75% - 8.00%	8.00%	7.30%	8.00%
Rate of increase in compensation level of covered employees	5.00% - 12.00%	4.00% - 11.00%	5.00% - 12.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	6.00%	6.00%	6.00%

Summary of Fair Value of Plan Assets by Category

The fair value of Company’s pension plan asset as of March 31, 2018 and 2017 by category are as follows:

	Pension benefits
	As at March 31
	2018	2017
Asset category:
Cash and cash equivalents	6.0%	1.0%
Debt instruments (quoted)	68.4%	72.0%
Debt instruments (unquoted)	0.3%	5.0%
Equity instruments (quoted)	1.7%	1.0%
Deposits with Insurance companies	23.6%	21.0%

	100.0%	100.0%

Summary of Sensitivity Analysis

The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1% Decrease by 1%	Decrease by Rs.918.0 million Increase by Rs.1,067.3 million	Decrease by Rs.211.1 million Increase by Rs.216.7 million

Salary escalation rate	Increase by 1% Decrease by 1%	Increase by Rs.815.1 million Decrease by Rs.722.4 million	Increase by Rs.195.0 million Decrease by Rs.186.2 million

Health care cost	Increase by 1% Decrease by 1%	Increase by Rs.191.2 million Decrease by Rs.160.7 million	Increase by Rs.45.7 million Decrease by Rs.37.2 million

Jaguar Land Rover Pension plan [member]
Summary of Amounts Recognized in Financial Statements

The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2018		2018		2017
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	12,376.6	Rs.	806,676.9	Rs.	731,790.6
Service cost		284.8		18,561.3		17,357.3
Interest cost		315.8		20,584.3		24,107.4
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		(276.0)		(17,990.4)		(6,662.4)
Actuarial (gains) / losses arising from changes in financial assumptions		(463.0)		(30,177.8)		204,693.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(130.2)		(8,487.5)		(18,672.2)
Past service cost		(553.7)		(36,090.1)		—
Plan settlement		(27.7)		(1,807.6)		—
Benefits paid		(1,295.6)		(84,441.3)		(19,724.2)
Member contributions		5.0		324.8		175.3
Foreign currency translation		1,544.2		100,647.8		(126,388.2)

Defined benefit obligation, end of the year	US$	11,780.2	Rs.	767,800.4	Rs.	806,676.9

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	10,562.8	Rs.	688,454.9	Rs.	678,033.0
Interest Income		286.3		18,661.3		22,617.1
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		(153.0)		(9,974.6)		100,724.9
Employer’s contributions		376.7		24,554.2		19,899.5
Members contributions		5.0		324.8		175.3
Plan settlement		(26.8)		(1,749.5)		—
Benefits paid		(1,295.6)		(84,441.3)		(19,724.2)
Expenses paid		(11.9)		(777.7)		(789.0)
Foreign currency translation		1,416.5		92,326.8		(112,481.7)

Fair value of plan assets, end of the year	US$	11,160.0	Rs.	727,378.9	Rs.	688,454.9

	As at March 31,
	Pension benefits
	2018		2018		2017
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	11,780.2	Rs.	767,800.4	Rs.	806,676.9
Fair value of plan assets		11,160.0		727,378.9		688,454.9

Net liability	US$	(620.2)	Rs.	(40,421.5)	Rs.	(118,222.0)

Amount recognized in the balance sheet consist of:
Non- current assets	US$	—	Rs.	—	Rs.	38.1
Non -current liabilities		(620.2)		(40,421.5)		(118,260.1)

Net liability	US$	(620.2)	Rs.	(40,421.5)	Rs.	(118,222.0)

Summary of Amount Recognized in Other Comprehensive Income

Total amount recognized in other comprehensive income consist of:

	As at March 31,
	Pension benefits
	2018		2018		2017		2016
	(In millions)
Remeasurements (gains) / losses	US$	1,967.1	Rs.	128,212.1	Rs.	174,893.2	Rs.	96,259.4
Restriction of Pension asset (as per IFRIC 14)		(213.7)		(13,928.1)		(13,928.1)		(13,928.1)
Onerous obligation, excluding amounts included in interest expenses		(132.7)		(8,650.4)		(8,650.4)		(8,475.1)

	US$	1,620.7	Rs.	105,633.6	Rs.	152,314.7	Rs.	73,856.2

Summary of Net Periodic Cost

Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2018		2018		2017		2016
	(In millions)
Current service cost	US$	284.8	Rs.	18,561.3	Rs.	17,357.3	Rs.	22,125.8
Past service cost		(553.7)		(36,090.1)		—		13.8
Administrative expenses		11.9		777.7		789.0		824.5
Interest cost on Onerous obligations		—		—		—		1.0
Plan settlement		(0.9)		(58.1)		—		—
Net interest cost / (income)		29.5		1,923.0		1,490.3		2,899.5

Net periodic pension cost	US$	(228.4)	Rs.	(14,886.2)	Rs.	19,636.6	Rs.	25,864.6

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income

Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2018		2018		2017		2016
	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	(276.0)	Rs.	(17,990.4)	Rs.	(6,662.4)	Rs.	(3,560.2)
Actuarial (gains) / losses arising from changes in financial assumptions		(463.0)		(30,177.8)		204,693.3		(56,145.3)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(130.2)		(8,487.5)		(18,672.2)		6,252.6
Return on plan assets, (excluding amount included in net Interest expense)		153.0		9,974.6		(100,724.9)		5,079.0
Change in onerous obligation, excluding amounts included in interest expenses		—		—		(175.3)		98.6

Total recognized in other comprehensive income	US$	(716.2)	Rs.	(46,681.1)	Rs.	78,458.5	Rs.	(48,275.3)

Total recognized in income statement and statement of other comprehensive income	US$	(944.6)	Rs.	(61,567.3)	Rs.	98,095.1	Rs.	(22,410.7)

Summary of Assumptions Used

The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2018	2017	2016
Discount rate	2.70%	2.60%	3.60%
Expected rate of increase in compensation level of covered employees	2.30%	3.70%	3.50%
Inflation increase	3.10%	3.20%	3.00%
The assumed life expectations on retirement at age 65 are (years)
Retiring today :
Males	21.3	21.5	21.5
Females	23.4	24.5	24.4
Retiring in 20 years :
Males	22.5	23.3	23.2
Females	25.1	26.3	26.2

Summary of Sensitivity Analysis

The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognised within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs. 40,743.7 million	Decrease/increase by Rs. 747.5 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs. 34,689.8 million	Increase/decrease by Rs. 885.9 million
Mortality rate	Increase / decrease by 1 year	Increase/decrease by Rs. 22,194.5 million	Increase/decrease by Rs. 479.9 million

Summary of Plan Assets Allocation by Category

Pension plans asset allocation by category is as follows:

	As at March 31,
	2018			2017
	Quoted *	Unquoted	Total	Quoted *	Unquoted	Total
	(In millions)
Equity Instruments
Information Technology	12,181.6	—	12,181.6	11,490.4	—	11,490.4
Energy	5,167.9	—	5,167.9	4,936.0	—	4,936.0
Manufacturing	8,859.3	—	8,859.3	8,415.5	—	8,415.5
Financials	13,935.0	—	13,935.0	13,270.6	—	13,270.6
Others	38,482.7	—	38,482.7	36,494.3	—	36,494.3

	78,626.5	—	78,626.5	74,606.8	—	74,606.8

Debt Instruments
Government	351,696.7	—	351,696.7	237,091.3	—	237,091.3
Corporate Bonds (Investment Grade)	1,845.7	169,434.6	171,280.3	1,618.4	167,582.3	169,200.7
Corporate Bonds (Non Investment Grade)	—	53,894.2	53,894.2	9,953.0	33,500.3	43,453.3

	353,542.4	223,328.8	576,871.2	248,662.7	201,082.6	449,745.3

Property Funds
UK	—	15,227.0	15,227.0	—	15,374.5	15,374.5
Other	—	14,765.5	14,765.5	—	12,623.3	12,623.3

	—	29,992.5	29,992.5	—	27,997.8	27,997.8

Cash and Cash equivalents	20,109.4	—	20,109.4	7,525.4	—	7,525.4

Other
Hedge Funds	—	32,853.3	32,853.3	—	32,610.2	32,610.2
Private Markets	184.6	23,255.7	23,440.3	—	14,079.9	14,079.9
Alternatives	43,373.8	19,748.9	63,122.7	26,460.4	30,668.1	57,128.5

	43,558.4	75,857.9	119,416.3	26,460.4	77,358.2	103,818.6

Derivatives
Foreign exchange contracts	—	92.3	92.3	—	1,375.6	1,375.6
Interest Rate and inflation	—	21,041.0	21,041.0	—	91,599.8	91,599.8

	—	21,133.3	21,133.3	—	92,975.4	92,975.4

Collateralized debt obligations	—	(118,770.3)	(118,770.3)	—	(68,214.4)	(68,214.4)

	—	(118,770.3)	(118,770.3)	—	(68,214.4)	(68,214.4)

Total	495,836.7	231,542.2	727,378.9	357,255.3	331,199.6	688,454.9

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.